NON-CONTROLLING INTERESTS - Summarized Balance Sheets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 8,249	$ 8,143
Assets	46,890	46,506
Current liabilities	2,086	2,220
Total liabilities	14,583	14,796
Nevada Gold Mines
Disclosure of subsidiaries [line items]
Current assets	3,351	6,111
Non-current assets	13,750	13,708
Assets	17,101	19,819
Current liabilities	561	636
Non-current liabilities	1,244	1,266
Total liabilities	1,805	1,902
Pueblo Viejo [Member]
Disclosure of subsidiaries [line items]
Current assets	394	491
Non-current assets	4,724	4,342
Assets	5,118	4,833
Current liabilities	633	240
Non-current liabilities	1,249	1,053
Total liabilities	1,882	1,293
Tanzanian Mines [Member]
Disclosure of subsidiaries [line items]
Current assets	637	530
Non-current assets	1,798	1,758
Assets	2,435	2,288
Current liabilities	926	1,024
Non-current liabilities	526	565
Total liabilities	1,452	1,589
Loulo-Gounkoto [Member]
Disclosure of subsidiaries [line items]
Current assets	444	347
Non-current assets	4,712	4,660
Assets	5,156	5,007
Current liabilities	141	32
Non-current liabilities	575	567
Total liabilities	716	599
Tongon [Member]
Disclosure of subsidiaries [line items]
Current assets	205	288
Non-current assets	192	265
Assets	397	553
Current liabilities	76	118
Non-current liabilities	59	76
Total liabilities	$ 135	$ 194